UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
CONSOLIDATED FINANCIAL STATEMENTS

The unaudited pro forma condensed consolidated financial statements, including the notes thereto, are qualified in their entirety by reference to, and should be read in conjunction with, Copa’s audited financial statements as of and for the years ended December 31, 2019 and 2018 and Copa’s unaudited Condensed financial statements for the nine-month period ended September 30, 2020 and SBG’s audited financial statements for the years ended December 31, 2019 and 2018, as included in its Annual Report on Form 10K for the year ended December 31, 2019 and SBG’s unaudited Condensed Consolidated financial statements for the nine-month period ended September 30, 2020 on Form 10-Q.

Condensed Consolidated Balance Sheet - September 30, 2020:

(Unaudited)

					Pro Forma
		Copa di		Pro Forma	Condensed
	Splash	Vino		Adjustments	Consolidated

Current Assets	3,139,157	983,036	(a)	(268,516)	3,353,677
			(b)	1,500,000
			(c)	(2,000,000)
Non-current Assets	448,928	1,148,048	(a)	(256,479)	1,340,497
Investment in Copa			(c)	5,980,000	-
			(d)	(5,980,000)
Goodwill	9,448,852	-	(d)	6,187,004	15,635,856

Total Assets	13,036,937	2,131,084		5,162,009	20,330,030

Accounts Payable and Other	1,151,250	1,650,184			2,801,434
Loans Payable and Accrued Interest	2,799,194	1,193,270	(a)	(1,030,361)	2,962,103

Loans Payable - Non-current	-	159,900	(a)	(159,900)	-
Credit Facility			(b)	1,500,000	1,500,000
Contingently convertible Promissory Note			(c)	2,000,000	2,000,000
Liability to issue Shares			(c)	1,980,000	1,980,000
Other non-current	32,940	-			32,940

Total Liabilities	3,983,384	3,003,354		4,289,739	11,276,477

Mezzanine Shares	9,248,720	-			9,248,720

Equity
Common Stock	60,575	32,435	(d)	(32,435)	60,575

Paid-in Capital	38,763,100	4,258,399	(a)	(665,266)	38,763,100
			(d)	(3,593,133)
Accumulated Deficit	(39,018,842)	(5,163,104)	(d)	5,163,104	(39,018,842)

Total Equity	(195,167)	(872,270)		872,270	(195,167)

Total Liabilities and Equity	13,036,937	2,131,084		5,162,009	20,330,030

(a)	To exclude certain assets and liabilities of Copa not included as part of the Purchase Agreement

(b)	To record the proceeds received from $1.5 million Credit Facility

(c)	To record purchase consideration in the amount of $5,9480,000, consisting of cash ($2,000,000), contingently convertible promissory note ($2,000,000) and contingent purchase consideration issuable in common stock ($1,980,000)

(d)	To record the preliminary purchase price allocation to the net assets acquired

Condensed Consolidated Statement of Operations – Nine-Months Ended September 30, 2020:

(Unaudited)

					Pro Forma
		Copa di		Pro Forma	Condensed
	Splash	Vino		Adjustments	Consolidated
Revenues	1,733,926	2,234,993	(e)	(246,677)	3,722,242

Cost of Sales	(965,966)	(1,698,407)	(e)	186,339	(2,478,034)

Gross Margin	767,960	536,586			1,244,208

Operating Expenses	5,000,715	987,914	(e)	(20,274)	5,968,355

Loss from Operations	(4,232,755)	(451,328)			(4,724,147)

Interest Expense	(1,958,601)	(99,163)	(f)	(1,452,710)	(3,510,473)
Other Income (Expense)	69,193	-			69,193

Net Loss	(6,122,163)	(550,491)			(8,165,428)

Net loss per share	(0.12)				(0.15)

Weighted Average Shares Outstanding	53,108,031				53,108,031

(e)	To eliminate revenues and related expenses associated with assets excluded from the Purchase Agreement

(f)	To record interest expense on Credit Facility and Convertible Note

Income Statement - December 31, 2019:

(Unaudited)

					Pro Forma
		Copa di		Pro Forma	Condensed
	Splash	Vino		Adjustments	Consolidated
Revenues	1,038,220	5,712,864	(g)	(270,313)	6,480,771

Cost of Sales	(754,374)	(3,654,539)	(g)	257,543	(4,151,370)

Gross Margin	283,846	2,058,325			2,329,401

Operating Expenses	5,241,301	1,994,522	(g)	(27,032)	7,208,791

Loss from Operations	(4,957,455)	63,803			(4,879,390)

Interest Expense	(88,741)	(190,740)	(h)	(1,842,750)	(2,122,231)
Other Income (Expense)	18,061	19,019			37,080

Net Loss	(5,028,135)	(107,918)			(6,964,542)

Net loss per share	(0.12)				(0.17)

Weighted Average Shares Outstanding	42,154,947				42,154,947

(g)	To eliminate revenues and related expenses associated with assets excluded from transaction

(h)	To record interest expense on Credit Facility and Convertible Note